Supplement dated December 28, 2007
                    To the Prospectus of Matthews Asian Funds
                              Dated April 30, 2007


Effective January 1, 2008.

The following supplements the Portfolio Managers section on pages 22, 30, 34 and 46, and the Management of the Funds - Portfolio Managers section on pages 52 through 54 with respect to the Matthews Pacific Tiger, Matthews Asian Technolgy, Matthews China, and Matthews Korea Funds:


     The Co-Lead Managers for the Matthews Pacific Tiger Fund are Richard H. Gao and Sharat Shroff.

     The Co-Manager for the Matthews Pacific Tiger Fund is Mark W. Headley.

     The Co-Managers for the Matthews Asian Technology Fund are Mark W. Headley and Lydia So.

     The Co-Managers for the Matthews China Fund are Mark W. Headley and Andrew Foster.

     The Lead Manager for the Matthews Korea Fund is J. Michael Oh.

     The Co-Managers for the Matthews Korea Fund are Mark W. Headley and Michael Han.


Michael B. Han, CFA is Co-Manager of the Matthews Korea Fund. Prior to joining Matthews International Capital Management, LLC in 2007, he was a buy-side Equity Analyst at Luxor Capital Group researching investment opportunities in Asian markets including Korea, Japan, Hong Kong and China. From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul, Korea. Michael started his career as a Consultant in the Seoul office of KPMG. Michael received a B.A. in Business from Yonsei University in Seoul, Korea and an M.B.A. from Columbia University.

Lydia So is Co-Manager of the Matthews Asian Technology Fund. Prior to joining Matthews International Capital Management, LLC in 2004, she was a Portfolio Associate at RCM Capital Management focusing on U.S. large-cap equities. Lydia started her investment career at Kochis Fitz Wealth Management in 1999 as an Investment Operations Specialist. Lydia received a B.A. in Economics from the University of California, Davis.



Matthews Asian Funds are distributed by PFPC Distributors, Inc.

                       Supplement dated December 28, 2007
                     To Statement of Additional Information
                             of Matthews Asian Funds
                              Dated April 30, 2007


Effective January 1, 2008.

The following replaces the Portfolio Managers section on pages 42-45 of the Statement of Additional Information:

                                                                                   NUMBER OF ACCOUNTS       TOTAL ASSETS IN
                                                                       TOTAL        WHERE ADVISORY FEE        ACCOUNTS WHERE
           NAME OF                ACCOUNT           NUMBER OF        ASSETS IN         IS BASED ON         ADVISORY FEE IS BASED
     PORTFOLIO MANAGER            CATEGORY          ACCOUNTS          ACCOUNTS     ACCOUNT PERFORMANCE    ON ACCOUNT PERFORMANCE
================================================================================================================================
G. PAUL MATTHEWS                 Registered            0                 0                  0                        0
Lead Portfolio Manager of        Investment
the Matthews Asian Growth        Companies
and Income Fund
--------------------------------------------------------------------------------------------------------------------------------
                                Other Pooled           1            $552,564,892            0                        0
                                 Investment
                                  Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                               Other Accounts          0                 0                  0                        0
================================================================================================================================
MARK W. HEADLEY (6)              Registered            0                 0                  0                        0
Co-Portfolio Manager of the      Investment
Matthews Pacific Tiger Fund,     Companies
China, Korea, and Asian
Technology and Funds
--------------------------------------------------------------------------------------------------------------------------------
                                Other Pooled           0                 0                  0                        0
                                 Investment
                                  Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                               Other Accounts          0                 0                  0                        0
================================================================================================================================
RICHARD H. GAO (7)               Registered            0                 0                  0                        0
Lead Portfolio Manager of        Investment
the Matthews China Fund;         Companies
Co-Lead Portfolio Manager of
the Matthews Pacific Tiger
Fund
--------------------------------------------------------------------------------------------------------------------------------
                                Other Pooled           1            $26,101,864             0                        0
                                 Investment
                                  Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                               Other Accounts          3            $553,267,094            0                        0
--------------------------------------------------------------------------------------------------------------------------------

================================================================================================================================
J. MICHAEL OH (1)                Registered            0                 0                  0                        0
Lead Portfolio Manager of        Investment
the Matthews Asian               Companies
Technology and Korea Funds
--------------------------------------------------------------------------------------------------------------------------------
                                Other Pooled           0                 0                  0                        0
                                 Investment
                                  Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                               Other Accounts          0                 0                  0                        0
================================================================================================================================
ANDREW T. FOSTER (8)             Registered            0                 0                  0                        0
Lead Portfolio Manager of        Investment
the Matthews Asia Pacific        Companies
Equity Income and India
Funds; Co-Portfolio Manager
of the Matthews Asian Growth
and Income and China Funds
--------------------------------------------------------------------------------------------------------------------------------
                                Other Pooled           1            $335,676,888            0                        0
                                 Investment
                                  Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                               Other Accounts          0                 0                  0                        0
================================================================================================================================
TAIZO ISHIDA (2,3)               Registered            0                 0                  0                        0
Lead Portfolio Manager of        Investment
the Matthews Japan and Asia      Companies
Pacific Funds
--------------------------------------------------------------------------------------------------------------------------------
                                Other Pooled           1             $8,362,681             0                        0
                                 Investment
                                  Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                               Other Accounts          0                 0                  0                        0
================================================================================================================================
JESPER MADSEN                    Registered            0                 0                  0                        0
Co-Portfolio Manager of the      Investment
Matthews Asia Pacific Equity     Companies
Income Fund
--------------------------------------------------------------------------------------------------------------------------------
                                Other Pooled           0                 0                  0                        0
                                 Investment
                                  Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                               Other Accounts          0                 0                  0                        0
--------------------------------------------------------------------------------------------------------------------------------

================================================================================================================================
SHARAT SHROFF (4,5)              Registered            0                 0                  0                        0
Co-Lead Portfolio Manager of     Investment
the Matthews Pacific Tiger       Companies
Fund;
Co-Portfolio Manager of the
Matthews India and Asia
Pacific Funds
--------------------------------------------------------------------------------------------------------------------------------
                                Other Pooled           1            $26,101,864             0                        0
                                 Investment
                                  Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                               Other Accounts          3            $553,267,094            0                        0
================================================================================================================================
MICHAEL HAN (9)                  Registered            0                 0                  0                        0
Co-Portfolio Manager of the      Investment
Matthews Korea Fund              Companies
--------------------------------------------------------------------------------------------------------------------------------
                                Other Pooled           0                 0                  0                        0
                                 Investment
                                  Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                               Other Accounts          0                 0                  0                        0
================================================================================================================================
LYDIA SO (10)                    Registered            0                 0                  0                        0
Co-Portfolio Manager of the      Investment
Matthews Asian Technology        Companies
Fund
--------------------------------------------------------------------------------------------------------------------------------
                                Other Pooled           0                 0                  0                        0
                                 Investment
                                  Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                               Other Accounts          0                 0                  0                        0
--------------------------------------------------------------------------------------------------------------------------------

(1)  Mr. Oh was named Lead Manager of the Matthews Korea Fund in September 2007.
(2) Mr. Ishida were named Lead Portfolio Manager of the Matthews Japan Fund in April 2007.
(3) Mr. Ishida was named Lead Portfolio Manager of the Matthews Asia Pacific Fund in August 2007.
(4) Mr. Shroff was named Co-Portfolio Manager of the Matthews Asia Pacific Fund in January 2007.
(5) Mr. Shroff was named Co-Lead Portfolio Manager of the Matthews Asia Pacific Tiger Fund in January 2008.
(6) Mr. Headley was named Co-Manager of the Matthews Pacific Tiger and Korea Funds in January 2008.
(7) Mr. Gao was named Co-Lead Portfolio Manager of the Matthews Asia Pacific Tiger Fund in January 2008.
(8) Mr. Foster was named Co-Portfolio Manager of the Matthews China Fund in January 2008.
(9) Mr. Han was named Co-Portfolio Manager of the Matthews Korea Fund in January 2008.
(10) Ms. So was named Co-Portfolio Manager of the Matthews Technology Fund in January 2008.

The following supplements the Portfolio Managers section on pages 46-47 of the Statement of Additional Information:


--------------------------------------------------------------------------------
                                                  DOLLAR RANGE OF
         NAME OF
    PORTFOLIO MANAGER      EQUITY SECURITIES IN THE FUND
--------------------------------------------------------------------------------
Michael Han (1)            [ ]   Matthews Korea Fund ($1-$10,000)
--------------------------------------------------------------------------------
Lydia So (1)               [ ]   Matthews Asia Pacific Fund ($1-$10,000)
                           [ ]   Matthews Pacific Tiger Fund ($10,001-$20,000)

--------------------------------------------------------------------------------

(1) As of December 2007